VOYA LETTERHEAD

LEGAL/PRODUCT FILING UNIT

ONE ORANGE WAY, C2N
WINDSOR, CT 06094-4774

PETER m. SCAVONGELLI

Senior Counsel

PHONE:  (860) 580-1631  |  EMAIL:  PETER.SCAVONGELLI@VOYA.COM

February 28, 2022

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C

Post-Effective Amendment No. 26 to Registration Statement on Form N-4

Prospectus Title: University of Texas System Retirement Programs

File Nos.: 333-134760 and 811-02513

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the “Company”) and its Variable Annuity Account C (the “Account”) and under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, we are submitting for filing under Rule 485(b) of the 1933 Act, Post-Effective Amendment No. 26 to the Registration Statement on Form N-4. This filing describes the Flexible Premium, Group, Deferred Combination Variable and Fixed Annuity Contracts (the “Contracts”).

The purpose of this filing is to:

•       Comply with the Securities and Exchange Commission’s requirement that all insurance company separate accounts that are registered as unit investment trusts and that currently offer variable annuity contracts with effective registration statements comply with recently adopted amendments to Form N-4;

•       Demonstrate compliance with and reliance upon Rule 498A;

•       Update and amend the fees associated with certain loans issued on or after May 1, 2022; and

•       Make certain nonmaterial changes to the prospectus in order to clarify disclosure.

Please note that information within brackets will be finalized, and the brackets removed, in the subsequent 485(b) filing to incorporate any comments that you may have.

It is proposed that this Registration Statement become effective on May 1, 2022. It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments into an early-April post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time, we will include the requisite Tandy representations, financial statements, exhibits and other required and updated disclosures.

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U.S. Securities and Exchange Commission

A courtesy copy of this Registration Statement filing is being sent to you under separate cover.

If you have any questions, please call the undersigned at 860-580-1631.

Sincerely,

/s/ Peter M. Scavongelli

Peter M. Scavongelli

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